Winslow Green Growth Fund (Prospectus Summary) | Winslow Green Growth Fund
Winslow Green Growth Fund
Investment Objective
The Winslow Green Growth Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Winslow Green Growth Fund	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Winslow Green Growth Fund		Investor Shares	Institutional Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.25%	none
Shareholder Servicing Fee		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Fund Operating Expenses		1.60%	1.10%
Fee Waiver and/or Expense Reimbursement		(0.14%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.46%	1.10%
[1]	Acquired fund fees and expenses in the amount of 0.01% are included as a part of "Other Expenses."
[2]	Brown Investment Advisory Incorporated (the "Adviser") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.45% and 1.20% for the Investor Shares and Institutional Shares, respectively, of each Class's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least April 30, 2013. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year for Investor Shares).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Winslow Green Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Shares	149	491	858	1,888
Institutional Shares	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 78%
of the average value of its portfolio.
Principal Investment Strategies
The Fund is a growth equity fund. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies. The Adviser defines environmentally sustainable companies as (1) companies with clean and efficient business practices that seek to reduce their environmental impact, or (2) companies whose products or services offer solutions to environmental problems. Equity securities include common stocks, preferred stocks and convertible debt securities. The Fund may invest in any industry sector, but tends to focus on certain environmentally-oriented investment themes, such as:

·  Clean Energy

·  Water Management

·  Resource Efficiency

·  Sustainable Living

·  Environmental Services

·  Green Transportation

·  Green Building Products

Although the Fund may invest in companies of any size capitalization, the Fund intends to invest a significant portion of its assets in domestic small-capitalization companies (i.e., companies with a market capitalization below $2 billion) that, in the Adviser's view, represent attractive growth investment opportunities. Furthermore, the Fund may invest up to 20% of assets in foreign securities (including American Depositary Receipts), which may include emerging markets.

The Adviser monitors the companies in the Fund's portfolio on an ongoing basis and trades the Fund's portfolio frequently. The Adviser may sell a stock for a number of reasons, including:

•  the stock has met or exceeded its price target,

•  the position has appreciated significantly and makes up an outsized proportion of the portfolio,

•  the Adviser perceives an alteration of the investment premise, including a change in the company's fundamental strength, environmental commitments or business strategy,

•  the Adviser identifies alternative investment ideas with greater perceived investment potential, or

• Fund redemptions require cash to be raised.
Principal Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following principal risks could affect the value of your investment:

o  General Market Risk: The stock market declines;

o   Interest Rate Risk: Interest rates rise, which can result in a decline in the stock market;

o   Growth Stock Risk: Growth stocks fall out of favor with investors;

o   Management Risk: Corporate earnings of companies in the Fund's portfolio may not grow at the rates anticipated;

o   Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value;

o   Small- and Medium-Size Company Risk: The Fund may underperform due to investment in securities of small- and medium-size companies, which involve greater risk than investments in larger, more established companies;

o   Foreign Securities and Emerging Markets Risk: The Fund may underperform due to its foreign investments, which represent additional risks including currency rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions; these risks are greater in emerging markets;

o   Environmental Policy Risk: The Fund's investment focus on environmental factors could cause it to make or avoid investments that could result in the
    Fund underperforming similar funds that do not have an environmental focus;
    and

o   Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total return for the one-year, five-year and ten-year periods compare with a broad-based securities index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.winslowgreen.com.

Effective May 27, 2008, the Winslow Green Growth Fund, a series of the Forum
Funds Trust (the "Predecessor Fund"), reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance information shown prior to May 27, 2008 is that of the Predecessor Fund. Performance shown for the
Institutional Shares for periods prior to the inception of Institutional Shares on June 6, 2006 reflects the performance of the Investor Shares of the
Predecessor Fund. The performance information shown for periods before April 1,
2001 is that of a common trust fund.
Winslow Green Growth Fund - Investor Shares Calendar Year Total Returns

During the periods shown in the chart, the highest quarterly return for Investor
Shares was 43.86% for the quarter ended June 30, 2003, and the lowest quarterly return was -35.09% for the quarter ended December 31, 2008.
Winslow Green Growth Fund's Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Winslow Green Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Shares	Return Before Taxes	(14.58%)	(7.98%)	1.15%
Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(14.58%)	(8.17%)	0.97%
Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.48%)	(6.56%)	0.99%
Institutional Shares	Return Before Taxes	(14.28%)	(7.72%)	1.30%
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of
Fund shares, a tax deduction is provided that benefits the investor.